TAXATION (Tables)	12 Months Ended
Dec. 31, 2016
TAXATION
Schedule of components of pre-tax income (loss)
	For the years ended December 31,
	2014	2015	2016
Pre-tax income (loss) from domestic (PRC) entities	(75,910,255)	5,669,944	248,923,620
Pre-tax income (loss) from foreign (non-PRC) entities	(15,323,525)	778,156,851	(209,177,533)
Total pre-tax income (loss)	(91,233,780)	783,826,795	39,746,087

Schedule of components of current and deferred portions of income tax expense included in the consolidated statements of operations and comprehensive income (loss)
	For the years ended December 31,
	2014	2015	2016
Current income tax expense
Domestic (PRC) entities	1,911,657	1,408,703	3,049,504
Foreign (non-PRC) entities	-	-	-
Total	1,911,657	1,408,703	3,049,504
Deferred income tax expense
Domestic (PRC) entities	-	-	(2,489,648)
Foreign (non-PRC) entities	-	-	-
Total	-	-	(2,489,648)
Income tax expense (excluding withholding tax)
Domestic (PRC) entities	1,911,657	1,408,703	559,855

Withholding tax
Foreign (non-PRC) entities	-	86,079,287	6,051,116

Total income tax expense	1,911,657	87,487,990	6,610,971

Reconciliation of the differences between statutory CIT rate and the effective tax rate

	For the Years Ended December 31,
	2014	2015	2016
Statutory income tax rate	25.0%	25.0%	25.0%
Different tax rates in other jurisdictions	(4.0)%	(26.0)%	90.8%
Withholding tax on sale of cost method investment	—	10.6%	15.2%
Permanent differences	1.9%	0.1%	(17.1)%
Change in valuation allowance	(25.0)%	1.1%	(97.5)%
Tax holiday	—	—	0.2%
Other	—	0.4%	—
Effective tax rate	(2.1)%	11.2%	16.6%

Schedule of significant components of deferred tax assets
	As of December 31,
	2015	2016
Current
Deferred tax assets:
Accrued payroll and other expenses	—	598,246
Allowance for doubtful accounts	1,902,811	2,289,830
Deferred government grant income	—	2,151,411
Others	19,857	11,950
Less: valuation allowance	(1,922,668)	(3,211,464)
Total current deferred tax assets, net	—	1,839,973

Non-current
Deferred tax assets:
Net operating loss carry forwards	80,068,514	55,724,899
Temporary difference on property and equipment	7,747,308	—
Amount offset by non-current deferred tax liabilities on property and equipment	—	(19,111,955)
Less: valuation allowance	(87,815,822)	(35,963,269)
Total non-current deferred tax assets, net	—	649,675
Total deferred tax assets, net	—	2,489,648

Deferred tax liabilities, non-current:
Recognition of intangible assets arisen from business combination	—	(1,061,542)
Total deferred tax liabilities	—	(1,061,542)

Schedule of movement of valuation allowance
	As of December 31,
	2014	2015	2016
Current
Balance at beginning of the year	13,814,868	14,696,517	1,922,668
Additions in current year	881,649	430,256	3,128,771
Reversals in current year	—	(13,204,105)	(1,839,975)
Balance at the end of the year	14,696,517	1,922,668	3,211,464

Non-current
Balance at beginning of the year	52,333,898	75,000,610	87,815,822
Additions in current year	22,666,712	24,944,528	-
Reversals in current year	-	(12,006,661)	(51,852,063)
Expirations in current year		(122,655)	(490)
Balance at the end of the year	75,000,610	87,815,822	35,963,269